Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
15.
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Accrued salary and social welfare costs	$15,808	$10,686
Liability classified awards for share-based compensation (Note 18)	3,400	2,721
Payables for acquisition (Note 3)	2,593	2,593
Accrued professional service fees	906	886
Accrued advertising and marketing fees	633	765
Accrued staff reimbursements	371	441
Share option deposit held on behalf of employees	140	294
Accrued office expense	131	78
Payables for interest	11	40
Others	1,689	1,335
Accrued expenses and other current liabilities	$25,682	$19,839